Commitments and Contingencies (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) market
Commitments And Contingencies [Line Items]
Loss contingency accrual	$ 2,200,000		$ 2,200,000		$ 2,600,000
Rent Expense	4,111,000	$ 3,986,000	8,229,000	$ 7,960,000
Capital lease obligation	13,700,000		13,700,000		17,700,000
Property plant and equipment, gross	115,790,000		115,790,000		105,261,000
Capital lease obligations, net of current portion	4,949,000		4,949,000		7,935,000
Property, plant and equipment, net	65,659,000		65,659,000		63,626,000
Accumulated amortization	50,131,000		$ 50,131,000		41,635,000
Vehicles
Commitments And Contingencies [Line Items]
Lease agreements term			36 months
Average remaining life for fleet			14 months
Property plant and equipment, gross	30,916,000		$ 30,916,000		31,416,000
Build-to-suit lease building
Commitments And Contingencies [Line Items]
Property, plant and equipment, net	8,200,000		8,200,000		5,000,000
Accumulated amortization	200,000		200,000		$ 0
Warehouse, office space and other
Commitments And Contingencies [Line Items]
Rent Expense	2,950,000	2,781,000	$ 5,885,000	5,593,000
Warehouse, office space and other | Minimum
Commitments And Contingencies [Line Items]
Lease Term			11 years
Warehouse, office space and other | Maximum
Commitments And Contingencies [Line Items]
Lease Term			15 years
Wireless towers and spectrum
Commitments And Contingencies [Line Items]
Rent Expense	$ 1,161,000	$ 1,205,000	$ 2,344,000	$ 2,367,000
Wireless towers and spectrum | Minimum
Commitments And Contingencies [Line Items]
Lease Term			1 year
Wireless towers and spectrum | Maximum
Commitments And Contingencies [Line Items]
Lease Term			10 years
Spectrum Licenses
Commitments And Contingencies [Line Items]
Lease agreements term			7 years		7 years
Number of mid-sized metropolitan markets | market					40